SUMMARY OF INCOME TAX CONTINGENCIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Balance at beginning of year	$ 1,135,179	$ 968,445
Increases related to current year tax positions	341,108	171,977
Decreases related to prior year tax positions	(48,026)	(5,243)
Balance at end of year	$ 1,428,261	$ 1,135,179